UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

        Report for the calendar Year of Quarter Ended: December 31, 2010

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       INSTITUTIONAL INVESTMENT MANAGER FILING MANAGER FILING THIS REPORT:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name:  Mark Saussy
                         Title: Managing Director
                         Phone: 229-226-8839

                      SIGNATURE, PLACE, AND DATE OF SIGNING

             /s/ Mark C. Saussy    Thomasville, GA      14-Feb-11
             ------------------    ---------------      ---------
                 [Signature]        [City, State]         [Date]

                          Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

           List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

            Form 13F File Number               Name
            --------------------               ----
            28-2013                 Harris Associates, LP
            28-41980                Select Equity Group, Inc.
            28-11408                Cornerstone Investment Partners, LLC
            28-12146                Carl Domino, Inc.
            28-694                  JPMorgan Chase & Co.

                                 Report Summary:

            Number of Other Included Managers:              None
                                                         ------------
            Form 13F Information Table Entry Total:          70
                                                         ------------
            Form 13F Information Table Value Total:      $ 122,387.28
                                                         ------------
                                                          (thousands)

                        List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                                                                                  INVESTMENT
       NAME OF ISSUER        TITLE OF CLASS       CUSIP     VALUE (X 1,000)      AMT      SH/PRN  DISCRETION  SOLE VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES          COM               002824 10 0           404.84     8,450.00    SH       SOLE                  8,450.00
AFLAC INC                    COM               001055 10 2         3,474.00    61,563.00    SH       SOLE                 61,563.00
AMPHENOL CORP NEW            CL A              032095 10 1           448.10     8,490.00    SH       SOLE                  8,490.00
BERKSHIRE HATHAWAY INC DEL   CL B NEW          084670 70 2        16,612.25   207,368.00    SH       SOLE                207,368.00
BERKSHIRE HATHAWAY INC DEL   CL A              084670 10 8         6,745.20        56.00    SH       SOLE                     56.00
BLOUNT INTL INC NEW          COM               095180 10 5           471.70    29,930.00    SH       SOLE                 29,930.00
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH    112585 10 4         1,422.48    42,730.00    SH       SOLE                 42,730.00
CALAMOS STRATEGIC TOTL RETN  COM SH BEN INT    128125 10 1           108.53    11,720.00    SH       SOLE                 11,720.00
CAMPBELL SOUP CO             COM               134429 10 9           265.84     7,650.00    SH       SOLE                  7,650.00
CEMEX SAB DE CV              SPON ADR NEW      151290 88 9           920.92    85,987.00    SH       SOLE                 85,987.00
CHEVRON CORP                 COM               166764 10 0         3,817.99    41,841.00    SH       SOLE                 41,841.00
CHIMERA INVT CORP            COM               16934Q 10 9            82.20    20,000.00    SH       SOLE                 20,000.00
CITIGROUP INC                COM               172967 10 1           138.99    29,385.00    SH       SOLE                 29,385.00
COCA COLA CO                 COM               191216 10 0         7,733.32   117,581.29    SH       SOLE                117,581.29
CONAGRA INCORPORATED         COM               205887 10 2           254.03    11,250.00    SH       SOLE                 11,250.00
CONTANGO OIL & GAS COMPANY   COM NEW           21075N 20 4           370.75     6,400.00    SH       SOLE                  6,400.00
CORELOGIC INC                COM               21871D 10 3           238.54    12,880.00    SH       SOLE                 12,880.00
DELL INC                     COM               24702R 10 1         5,599.44   413,243.00    SH       SOLE                413,243.00
DENTSPLY INTL INC NEW        COM               249030 10 7         1,014.51    29,690.00    SH       SOLE                 29,690.00
DISNEY WALT CO               COM DISNEY        254687 10 6           693.37    18,485.00    SH       SOLE                 18,485.00
EXXON MOBIL CORP             COM               30231G 10 2         6,327.07    86,530.00    SH       SOLE                 86,530.00
FLOWERS FOODS                COM               343498 10 1        18,558.69   689,657.86    SH       SOLE                689,657.86
GARMIN LTD                   SHS               H2906T 10 9           627.66    20,253.67    SH       SOLE                 20,253.67
GENERAL ELECTRIC             COM               369604 10 3           333.98    18,260.50    SH       SOLE                 18,260.50
GLOBAL CROSSING LTD          SHS NEW           G3921A 17 5           162.79    12,600.00    SH       SOLE                 12,600.00
GRACO INC                    COM               384109 10 4           471.43    11,950.00    SH       SOLE                 11,950.00
GREENLIGHT CAPITAL RE LTD    CLASS A           G4095J 10 9         5,274.47   196,735.00    SH       SOLE                196,735.00
IDEXX LABS CORP              COM               45168D 10 4           796.72    11,510.00    SH       SOLE                 11,510.00
IHS INC                      CL A              451734 10 7           997.64    12,410.00    SH       SOLE                 12,410.00
INTEL CORP                   COM               458140 10 0         1,230.04    58,490.00    SH       SOLE                 58,490.00
INTERFACE INC                CL A              458665 10 6           313.60    20,000.00    SH       SOLE                 20,000.00
INTERNATIONAL BUSINESS
MACHS                        COM               459200 10 1           201.35     1,372.00    SH       SOLE                  1,372.00
INTERNATIONAL TOWER HILL
MIN                          COM               46050R 10 2           151.05    15,000.00    SH       SOLE                 15,000.00
INTERPUBLIC GROUP COS INC    COM               460690 10 0           891.55    83,950.00    SH       SOLE                 83,950.00
ISHARES TR INDEX             S&P GLB100INDX    464287 57 2         1,522.81    24,455.00    SH       SOLE                 24,455.00
ISHARES TR INDEX             S&P 100 IDX FD    464287 10 1           467.24     8,245.00    SH       SOLE                  8,245.00
ISHARES TR INDEX             BARCLYS TIPS BD   464287 17 6           295.68     2,750.00    SH       SOLE                  2,750.00
JOHNSON & JOHNSON            COM               478160 10 4         5,104.91    82,537.00    SH       SOLE                 82,537.00
KIRBY CORP                   COM               497266 10 6           803.25    18,235.00    SH       SOLE                 18,235.00
LABORATORY CORP AMER HLDGS   COM NEW           50540R 40 9         1,083.61    12,325.00    SH       SOLE                 12,325.00
LEVEL 3 COMMUNICATIONS INC   COM               52729N 10 0         3,351.75  3,420,152.00   SH       SOLE              3,420,152.00
MARKEL CORP                  COM               570535 10 4           455.65     1,205.00    SH       SOLE                  1,205.00
MARKET VECTORS ETF TR        AGRIBUS ETF       57060U 60 5           235.04     4,390.00    SH       SOLE                  4,390.00
MEDTRONIC INC                COM               585055 10 6           211.41     5,700.00    SH       SOLE                  5,700.00
MERCK & CO INC NEW           COM               58933Y 10 5           205.25     5,695.00    SH       SOLE                  5,695.00
MEREDITH CORP                COM               589433 10 1           494.11    14,260.00    SH       SOLE                 14,260.00
MICROSOFT CORP               COM               594918 10 4         3,399.83   121,814.22    SH       SOLE                121,814.22
O REILLY AUTOMOTIVE INCE     COM               686091 10 9         1,423.80    23,565.00    SH       SOLE                 23,565.00
PATTERSON COS INC            COM               703395 10 3         1,039.28    33,930.00    SH       SOLE                 33,930.00
PAYCHEX INC                  COM               704326 10 7           622.53    20,140.00    SH       SOLE                 20,140.00
PEPSICO INC                  COM               713448 10 8         1,105.71    16,925.00    SH       SOLE                 16,925.00
PERKINELMER INC              COM               714046 10 9           905.12    35,055.00    SH       SOLE                 35,055.00
PERRIGO CO                   COM               714290 10 3           392.65     6,200.00    SH       SOLE                  6,200.00
POLO RALPH LAUREN CORP       CL A              731572 10 3           775.89     6,995.00    SH       SOLE                  6,995.00
POOL CORPORATION             COM               73278L 10 5           238.92    10,600.00    SH       SOLE                 10,600.00
PROCTER & GAMBLE CO          COM               742718 10 9         2,819.65    43,831.00    SH       SOLE                 43,831.00
SHERWIN WILLIAMS CO          COM               824348 10 6         1,261.69    15,065.00    SH       SOLE                 15,065.00
SIGMA ALDRICH CORP           COM               826552 10 1           953.14    14,320.00    SH       SOLE                 14,320.00
SIGNET JEWELERS LIMITED      SHS               G81276 10 0         1,500.34    34,570.00    SH       SOLE                 34,570.00
STRAYER ED INC               COM               863236 10 5         1,016.07     6,675.00    SH       SOLE                  6,675.00
SYNOVUS FINANCIAL CORP       COM               87161C 10 5           109.14    41,341.00    SH       SOLE                 41,341.00
TOTAL SYSTEMS SERVICES,
INC.                         COM               891906 10 9           534.41    34,747.00    SH       SOLE                 34,747.00
TRIAD GUARANTY INC           COM               895925 10 5             9.47    39,461.00    SH       SOLE                 39,461.00
URANIUM ENERGY CORP          COM               916896 10 3            75.08    12,430.00    SH       SOLE                 12,430.00
VERIZON COMMUNICATIONS INC   COM               92343V 10 4           273.72     7,650.00    SH       SOLE                  7,650.00
VODAFONE GROUP PLC NEW       SPON ADR NEW      92857W 20 9           277.62    10,500.00    SH       SOLE                 10,500.00
WABTEC CORP                  COM               929740 10 8           984.81    18,620.00    SH       SOLE                 18,620.00
WASHINGTON POST CO CL B      CL B              939640 10 8           358.19       815.00    SH       SOLE                    815.00
WRIGHT EXPRESS CORP          COM               98233Q 10 5           607.20    13,200.00    SH       SOLE                 13,200.00
YUM BRANDS INC               COM               988498 10 1           317.26     6,468.00    SH       SOLE                  6,468.00

                                                            ---------------
                             # OF HOLDINGS 70                    122,387.28
                                                            ===============